Commitments and Contingencies (Tables) - Planet Labs Inc [Member]	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Summary of future minimum lease payments under noncancelable office leases
Future minimum lease payments under noncancelable office leases as of January 31, 2021 are as follows:

(in thousands)
2022	$4,867
2023	4,778
2024	1,598
2025	—
2026	—
Thereafter	—

Total minimum lease payments	$11,243

Summary of future purchase commitments under noncancelable launch service and ground station service contracts	Future purchase commitments under noncancelable launch service and ground station service contracts as of October 31, 2021 as follows:

(in thousands)	Launch	Ground Station
Remainder of 2022	$1,025	$669
2023	800	2,422
2024	1,200	1,001
2025	—	693
2026	—	402
Thereafter	—	76

Total purchase commitments	$3,025	$5,263

Future purchase commitments under noncancelable launch service and ground station service contracts as of January 31, 2021 are as follows:

(in thousands)	Launch	Ground Station
2022	$1,025	$1,994
2023	—	1,773
2024	—	579
2025	—	416
2026	—	226
Thereafter	—	60

Total purchase commitments	$1,025	$5,048

Hosting Services [Member]
Summary of future purchase commitments under noncancelable launch service and ground station service contracts	Future minimum purchase commitments under the noncancelable hosting service agreement as of October 31, 2021 are as follows:

(in thousands)
Remainder of 2022	$6,102
2023	25,378
2024	28,050
2025	30,120
2026	31,190
Thereafter	66,152

Total purchase commitments	$186,992

Future minimum purchase commitments under the noncancelable hosting service agreement as of January 31, 2021 is as follows:

(in thousands)
2022	$4,400
2023	16,300
2024	19,000
2025	20,700
2026	22,500
Thereafter	25,600

Total purchase commitments	$108,500